DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 28.7%
Aerospace & Defense - 0.5%
AAR Corp.	475	$ 8,930
Aerojet Rocketdyne Holdings, Inc. (A)	1,047	41,765
AeroVironment, Inc. (A)	314	18,843
Cubic Corp.	449	26,118
Kaman Corp.	396	15,432
Moog, Inc., Class A	430	27,318
National Presto Industries, Inc.	74	6,058
Park Aerospace Corp.	269	2,938
Triumph Group, Inc.	746	4,856

		152,258

Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (A)	374	22,777
Echo Global Logistics, Inc. (A)	381	9,818
Forward Air Corp.	401	23,009
Hub Group, Inc., Class A (A)	480	24,094

		79,698

Airlines - 0.2%
Allegiant Travel Co.	186	22,283
Hawaiian Holdings, Inc.	659	8,495
SkyWest, Inc.	719	21,469

		52,247

Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (A)	1,622	9,359
Cooper Tire & Rubber Co.	720	22,824
Cooper-Standard Holdings, Inc. (A)	242	3,197
Dorman Products, Inc. (A)	413	37,327
Gentherm, Inc. (A)	468	19,141
LCI Industries	360	38,265
Motorcar Parts of America, Inc. (A)	272	4,232
Standard Motor Products, Inc.	288	12,859

		147,204

Automobiles - 0.1%
Winnebago Industries, Inc.	483	24,957

Banks - 2.2%
Allegiance Bancshares, Inc.	269	6,287
Ameris Bancorp	995	22,666
Banc of California, Inc.	634	6,416
BancFirst Corp.	267	10,904
BankUnited, Inc.	1,323	28,987
Banner Corp.	503	16,227
Berkshire Hills Bancorp, Inc.	721	7,289
Boston Private Financial Holdings, Inc.	1,177	6,497
Brookline Bancorp, Inc.	1,130	9,769
Cadence BanCorp	1,804	15,496
Central Pacific Financial Corp.	403	5,469
City Holding Co.	230	13,250
Columbia Banking System, Inc.	1,026	24,470
Community Bank System, Inc.	767	41,771
Customers Bancorp, Inc. (A)	415	4,648
CVB Financial Corp.	1,824	30,333
Dime Community Bancshares, Inc.	407	4,603
Eagle Bancorp, Inc.	462	12,377
FB Financial Corp.	440	11,053
First BanCorp	3,124	16,307
First Commonwealth Financial Corp.	1,405	10,875

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
First Financial Bancorp	1,403	$ 16,843
First Hawaiian, Inc.	1,860	26,914
First Midwest Bancorp, Inc.	1,637	17,647
Great Western Bancorp, Inc.	788	9,811
Hanmi Financial Corp.	439	3,604
Heritage Financial Corp.	514	9,453
Hope Bancorp, Inc.	1,765	13,388
Independent Bank Corp.	472	24,723
Independent Bank Group, Inc.	524	23,150
National Bank Holdings Corp., Class A	438	11,498
NBT Bancorp, Inc.	625	16,763
OFG Bancorp	735	9,158
Old National Bancorp	2,364	29,692
Pacific Premier Bancorp, Inc.	1,351	27,209
Park National Corp. (B)	203	16,638
Preferred Bank	194	6,231
S&T Bancorp, Inc.	562	9,942
Seacoast Banking Corp. of Florida (A)	759	13,685
ServisFirst Bancshares, Inc.	671	22,834
Simmons First National Corp., Class A	1,561	24,750
Southside Bancshares, Inc.	449	10,969
Tompkins Financial Corp.	173	9,828
Triumph Bancorp, Inc. (A)	324	10,089
United Community Banks, Inc.	1,238	20,959
Veritex Holdings, Inc.	711	12,108
Westamerica BanCorp	386	20,979

		724,559

Beverages - 0.1%
Coca-Cola Consolidated, Inc.	66	15,885
MGP Ingredients, Inc.	189	7,511
National Beverage Corp. (A) (B)	167	11,357

		34,753

Biotechnology - 0.4%
Anika Therapeutics, Inc. (A)	203	7,184
Coherus Biosciences, Inc. (A) (B)	901	16,524
Cytokinetics, Inc. (A) (B)	1,010	21,866
Eagle Pharmaceuticals, Inc. (A)	173	7,349
Enanta Pharmaceuticals, Inc. (A)	256	11,720
Myriad Genetics, Inc. (A)	1,070	13,953
REGENXBIO, Inc. (A)	428	11,779
Spectrum Pharmaceuticals, Inc. (A)	2,087	8,515
Vanda Pharmaceuticals, Inc. (A)	783	7,564
Xencor, Inc. (A)	820	31,808

		138,262

Building Products - 0.8%
AAON, Inc.	584	35,186
American Woodmark Corp. (A)	243	19,085
Apogee Enterprises, Inc.	377	8,056
Gibraltar Industries, Inc. (A)	464	30,225
Griffon Corp.	643	12,564
Insteel Industries, Inc.	276	5,161
Patrick Industries, Inc.	316	18,176
PGT Innovations, Inc. (A)	844	14,787
Quanex Building Products Corp.	470	8,667
Resideo Technologies, Inc. (A)	1,768	19,448
Simpson Manufacturing Co., Inc.	623	60,531
UFP Industries, Inc.	876	49,503

		281,389

Capital Markets - 0.3%
Blucora, Inc. (A)	688	6,481
Brightsphere Investment Group, Inc.	860	11,094
Donnelley Financial Solutions, Inc. (A)	431	5,758

Transamerica ETF Trust	Page 1

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Greenhill & Co., Inc.	204	$ 2,316
Piper Sandler Cos.	197	14,381
StoneX Group, Inc. (A)	233	11,920
Virtus Investment Partners, Inc.	103	14,281
Waddell & Reed Financial, Inc., Class A (B)	933	13,855
WisdomTree Investments, Inc.	1,610	5,152

		85,238

Chemicals - 0.8%
AdvanSix, Inc. (A)	401	5,165
American Vanguard Corp.	380	4,993
Balchem Corp.	463	45,203
Ferro Corp. (A)	1,178	14,607
FutureFuel Corp.	370	4,207
GCP Applied Technologies, Inc. (A)	690	14,455
Hawkins, Inc.	136	6,269
HB Fuller Co.	738	33,786
Innospec, Inc.	352	22,289
Koppers Holdings, Inc. (A)	301	6,294
Kraton Corp. (A)	456	8,126
Livent Corp. (A) (B)	2,094	18,783
Quaker Chemical Corp. (B)	189	33,965
Rayonier Advanced Materials, Inc. (A)	907	2,902
Stepan Co.	305	33,245
Tredegar Corp.	370	5,502
Trinseo SA	548	14,051

		273,842

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	955	35,010
Brady Corp., Class A	693	27,734
Deluxe Corp.	599	15,412
Harsco Corp. (A)	1,130	15,718
Interface, Inc.	838	5,129
Matthews International Corp., Class A	448	10,017
Pitney Bowes, Inc.	2,478	13,158
R.R. Donnelley & Sons Co.	1,022	1,492
Team, Inc. (A)	439	2,415
UniFirst Corp.	218	41,283
US Ecology, Inc.	451	14,734
Viad Corp.	292	6,083

		188,185

Communications Equipment - 0.3%
ADTRAN, Inc.	687	7,045
Applied Optoelectronics, Inc. (A) (B)	300	3,375
CalAmp Corp. (A)	492	3,538
Comtech Telecommunications Corp.	354	4,956
Digi International, Inc. (A)	416	6,502
Extreme Networks, Inc. (A)	1,755	7,055
Harmonic, Inc. (A)	1,395	7,784
NETGEAR, Inc. (A)	428	13,191
Plantronics, Inc. (B)	531	6,287
Viavi Solutions, Inc. (A)	3,269	38,345

		98,078

Construction & Engineering - 0.3%
Aegion Corp. (A)	441	6,232
Arcosa, Inc.	692	30,510
Comfort Systems USA, Inc.	522	26,888
Granite Construction, Inc.	669	11,781
MYR Group, Inc. (A)	239	8,886

		84,297

	Shares	Value
COMMON STOCKS (continued)
Construction Materials - 0.0% (C)
US Concrete, Inc. (A)	227	$ 6,592

Consumer Finance - 0.3%
Encore Capital Group, Inc. (A)	449	17,327
Enova International, Inc. (A)	431	7,064
EZCORP, Inc., Class A (A)	746	3,752
Green Dot Corp., Class A (A)	764	38,666
PRA Group, Inc. (A)	653	26,087
World Acceptance Corp. (A)	65	6,861

		99,757

Containers & Packaging - 0.0% (C)
Myers Industries, Inc.	513	6,787

Distributors - 0.1%
Core-Mark Holding Co., Inc.	646	18,689

Diversified Consumer Services - 0.1%
American Public Education, Inc. (A)	212	5,976
Perdoceo Education Corp. (A)	990	12,118
Regis Corp. (A) (B)	347	2,130

		20,224

Diversified Telecommunication Services - 0.4%
ATN International, Inc.	158	7,922
Cincinnati Bell, Inc. (A)	726	10,890
Cogent Communications Holdings, Inc.	603	36,210
Consolidated Communications Holdings, Inc. (A)	1,046	5,952
Iridium Communications, Inc. (A)	1,670	42,719
Vonage Holdings Corp. (A)	3,305	33,810

		137,503

Electrical Equipment - 0.2%
AZZ, Inc.	375	12,795
Encore Wire Corp.	295	13,694
Powell Industries, Inc.	126	3,040
Vicor Corp. (A)	300	23,319

		52,848

Electronic Equipment, Instruments & Components - 1.1%
Arlo Technologies, Inc. (A)	1,119	5,886
Badger Meter, Inc.	417	27,259
Bel Fuse, Inc., Class B	147	1,570
Benchmark Electronics, Inc.	522	10,518
CTS Corp.	462	10,178
Daktronics, Inc.	524	2,075
ePlus, Inc. (A)	194	14,201
Fabrinet (A)	526	33,154
FARO Technologies, Inc. (A)	255	15,550
Insight Enterprises, Inc. (A)	502	28,403
Itron, Inc. (A)	578	35,108
Knowles Corp. (A)	1,312	19,549
Methode Electronics, Inc.	537	15,305
MTS Systems Corp.	276	5,274
OSI Systems, Inc. (A)	241	18,704
PC Connection, Inc.	157	6,446
Plexus Corp. (A)	419	29,594
Rogers Corp. (A)	267	26,182
Sanmina Corp. (A)	970	26,238
ScanSource, Inc. (A)	363	7,198
TTM Technologies, Inc. (A)	1,421	16,214

		354,606

Transamerica ETF Trust	Page 2

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.4%
Archrock, Inc.	1,840	$ 9,899
Bristow Group, Inc. (A)	338	7,183
Core Laboratories NV	637	9,721
DMC Global, Inc. (B)	211	6,950
Dril-Quip, Inc. (A)	502	12,430
Exterran Corp. (A)	356	1,481
Geospace Technologies Corp. (A)	196	1,211
Helix Energy Solutions Group, Inc. (A)	2,020	4,868
Helmerich & Payne, Inc.	1,539	22,546
Matrix Service Co. (A)	379	3,165
Nabors Industries, Ltd. (B)	92	2,249
Newpark Resources, Inc. (A)	1,298	1,363
Oceaneering International, Inc. (A)	1,422	5,005
Oil States International, Inc. (A)	874	2,386
Patterson-UTI Energy, Inc.	2,684	7,649
ProPetro Holding Corp. (A)	1,156	4,693
RPC, Inc. (A)	832	2,197
SEACOR Holdings, Inc. (A)	274	7,968
US Silica Holdings, Inc.	1,058	3,174

		116,138

Entertainment - 0.1%
Glu Mobile, Inc. (A)	2,104	16,148
Marcus Corp.	331	2,559

		18,707

Equity Real Estate Investment Trusts - 2.3%
Acadia Realty Trust	1,235	12,967
Agree Realty Corp.	771	49,066
Alexander & Baldwin, Inc.	1,036	11,614
American Assets Trust, Inc.	714	17,200
Armada Hoffler Properties, Inc.	830	7,686
Brandywine Realty Trust (B)	2,443	25,261
CareTrust, Inc.	1,371	24,397
Chatham Lodging Trust	673	5,128
Community Healthcare Trust, Inc.	306	14,309
CoreCivic, Inc.	1,713	13,704
DiamondRock Hospitality Co.	2,857	14,485
Diversified Healthcare Trust	3,407	11,993
Easterly Government Properties, Inc.	1,141	25,570
Essential Properties Realty Trust, Inc.	1,458	26,711
Four Corners Property Trust, Inc.	1,007	25,769
Franklin Street Properties Corp.	1,383	5,062
Getty Realty Corp.	504	13,109
Global Net Lease, Inc.	1,281	20,368
Hersha Hospitality Trust	522	2,892
Independence Realty Trust, Inc.	1,357	15,728
Industrial Logistics Properties Trust	934	20,427
Innovative Industrial Properties, Inc.	311	38,598
Investors Real Estate Trust	184	11,991
iStar, Inc.	1,076	12,708
Kite Realty Group Trust	1,206	13,965
Lexington Realty Trust	3,963	41,413
LTC Properties, Inc.	562	19,591
Mack-Cali Realty Corp.	1,234	15,573
National Storage Affiliates Trust	887	29,014
NexPoint Residential Trust, Inc.	313	13,881
Office Properties Income Trust	691	14,317
Retail Opportunity Investments Corp.	1,689	17,591
Retail Properties of America, Inc., Class A	3,068	17,825
RPT Realty	1,159	6,305
Safehold, Inc. (B)	198	12,296
Saul Centers, Inc.	183	4,864
SITE Centers Corp.	2,158	15,538
Summit Hotel Properties, Inc.	1,514	7,842

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Tanger Factory Outlet Centers, Inc. (B)	1,338	$ 8,068
Uniti Group, Inc.	2,780	29,287
Universal Health Realty Income Trust	183	10,429
Urstadt Biddle Properties, Inc., Class A	430	3,956
Washington Prime Group, Inc. (B)	2,684	1,738
Washington Real Estate Investment Trust	1,179	23,733
Whitestone, REIT	570	3,420
Xenia Hotels & Resorts, Inc.	1,629	14,303

		751,692

Food & Staples Retailing - 0.2%
Andersons, Inc.	439	8,416
Chefs’ Warehouse, Inc. (A)	465	6,761
PriceSmart, Inc.	334	22,194
SpartanNash Co.	513	8,388
United Natural Foods, Inc. (A)	783	11,643

		57,402

Food Products - 0.3%
B&G Foods, Inc. (B)	919	25,521
Cal-Maine Foods, Inc. (A)	532	20,413
Calavo Growers, Inc.	237	15,706
Fresh Del Monte Produce, Inc.	434	9,947
J & J Snack Foods Corp.	214	27,903
John B Sanfilippo & Son, Inc.	126	9,498
Seneca Foods Corp., Class A (A)	96	3,430

		112,418

Gas Utilities - 0.2%
Chesapeake Utilities Corp.	238	20,063
NorthWest Natural Holding Co.	437	19,836
South Jersey Industries, Inc.	1,440	27,749

		67,648

Health Care Equipment & Supplies - 1.1%
AngioDynamics, Inc. (A)	542	6,537
Cardiovascular Systems, Inc. (A)	568	22,351
CONMED Corp.	409	32,176
CryoLife, Inc. (A)	542	10,011
Cutera, Inc. (A)	252	4,780
Glaukos Corp. (A) (B)	640	31,693
Heska Corp. (A) (B)	127	12,546
Inogen, Inc. (A)	262	7,598
Integer Holdings Corp. (A)	470	27,735
Invacare Corp.	493	3,707
Lantheus Holdings, Inc. (A)	957	12,125
LeMaitre Vascular, Inc.	240	7,807
Meridian Bioscience, Inc. (A)	614	10,426
Merit Medical Systems, Inc. (A)	699	30,407
Mesa Laboratories, Inc. (B)	69	17,578
Natus Medical, Inc. (A)	485	8,308
Neogen Corp. (A)	759	59,392
OraSure Technologies, Inc. (A)	1,025	12,474
Orthofix Medical, Inc. (A)	277	8,626
Surmodics, Inc. (A)	195	7,587
Tactile Systems Technology, Inc. (A) (B)	278	10,172
Varex Imaging Corp. (A)	559	7,111
Zynex, Inc. (A) (B)	278	4,851

		355,998

Health Care Providers & Services - 1.1%
Addus HomeCare Corp. (A)	213	20,131
AMN Healthcare Services, Inc. (A)	673	39,344
BioTelemetry, Inc. (A)	490	22,334
Community Health Systems, Inc. (A)	1,610	6,794

Transamerica ETF Trust	Page 3

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Convetrus, Inc. (A)	1,406	$ 34,306
CorVel Corp. (A)	131	11,191
Cross Country Healthcare, Inc. (A)	500	3,245
Ensign Group, Inc.	724	41,311
Fulgent Genetics, Inc. (A)	169	6,767
Hanger, Inc. (A)	546	8,638
Magellan Health, Inc. (A)	323	24,477
Owens & Minor, Inc.	913	22,925
Pennant Group, Inc. (A)	361	13,920
Providence Service Corp. (A)	175	16,259
R1 RCM, Inc. (A)	1,655	28,383
RadNet, Inc. (A)	613	9,410
Select Medical Holdings Corp. (A)	1,535	31,959
Tivity Health, Inc. (A)	535	7,501
US Physical Therapy, Inc.	184	15,986

		364,881

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (A)	2,334	18,999
Computer Programs & Systems, Inc.	181	4,997
HealthStream, Inc. (A)	367	7,366
HMS Holdings Corp. (A)	1,268	30,369
NextGen Healthcare, Inc. (A)	792	10,090
Omnicell, Inc. (A)	612	45,692
Simulations Plus, Inc.	217	16,353
Tabula Rasa HealthCare, Inc. (A) (B)	299	12,190

		146,056

Hotels, Restaurants & Leisure - 0.5%
BJ’s Restaurants, Inc.	319	9,391
Bloomin’ Brands, Inc.	1,141	17,423
Brinker International, Inc.	645	27,555
Cheesecake Factory, Inc. (B)	599	16,616
Chuy’s Holdings, Inc. (A)	282	5,522
Dave & Buster’s Entertainment, Inc. (B)	680	10,309
Dine Brands Global, Inc.	235	12,829
El Pollo Loco Holdings, Inc. (A)	267	4,325
Fiesta Restaurant Group, Inc. (A)	249	2,333
Monarch Casino & Resort, Inc. (A)	182	8,117
Red Robin Gourmet Burgers, Inc. (A)	223	2,935
Ruth’s Hospitality Group, Inc.	456	5,043
Shake Shack, Inc., Class A (A)	509	32,820

		155,218

Household Durables - 0.9%
Cavco Industries, Inc. (A)	122	21,998
Century Communities, Inc. (A)	415	17,567
Ethan Allen Interiors, Inc.	312	4,224
Installed Building Products, Inc. (A)	324	32,967
iRobot Corp. (A) (B)	399	30,284
La-Z-Boy, Inc.	659	20,844
LGI Homes, Inc. (A)	316	36,710
M / I Homes, Inc. (A)	409	18,834
MDC Holdings, Inc.	717	33,771
Meritage Homes Corp. (A)	538	59,390
Tupperware Brands Corp.	703	14,173
Universal Electronics, Inc. (A)	200	7,548

		298,310

Household Products - 0.2%
Central Garden & Pet Co. (A)	139	5,550
Central Garden & Pet Co., Class A (A)	556	20,094
WD-40 Co.	196	37,105

		62,749

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.0% (C)
Raven Industries, Inc.	513	$ 11,040

Insurance - 1.0%
Ambac Financial Group, Inc. (A)	656	8,377
American Equity Investment Life Holding Co.	1,317	28,961
AMERISAFE, Inc.	277	15,889
eHealth, Inc. (A)	369	29,151
Employers Holdings, Inc.	419	12,675
HCI Group, Inc.	88	4,337
Horace Mann Educators Corp.	592	19,773
James River Group Holdings, Ltd.	438	19,504
Kinsale Capital Group, Inc.	304	57,815
Palomar Holdings, Inc. (A)	310	32,314
ProAssurance Corp.	772	12,074
Safety Insurance Group, Inc.	205	14,163
Stewart Information Services Corp.	383	16,749
Third Point Reinsurance, Ltd. (A)	1,169	8,124
Trupanion, Inc. (A) (B)	465	36,688
United Fire Group, Inc.	308	6,259
United Insurance Holdings Corp.	296	1,794
Universal Insurance Holdings, Inc.	415	5,744

		330,391

Interactive Media & Services - 0.0% (C)
QuinStreet, Inc. (A)	694	10,993

Internet & Direct Marketing Retail - 0.3%
Liquidity Services, Inc. (A)	375	2,797
PetMed Express, Inc. (B)	290	9,170
Shutterstock, Inc.	316	16,445
Stamps.com, Inc. (A)	252	60,719

		89,131

IT Services - 0.7%
Cardtronics PLC, Class A (A)	510	10,098
CSG Systems International, Inc.	474	19,410
EVERTEC, Inc.	854	29,643
ExlService Holdings, Inc. (A)	489	32,259
ManTech International Corp., Class A	389	26,794
NIC, Inc.	960	18,912
Perficient, Inc. (A)	476	20,344
Sykes Enterprises, Inc. (A)	574	19,637
TTEC Holdings, Inc.	261	14,238
Unisys Corp. (A)	902	9,624
Virtusa Corp. (A)	407	20,008

		220,967

Leisure Products - 0.3%
Callaway Golf Co.	1,348	25,801
Sturm Ruger & Co., Inc.	251	15,351
Vista Outdoor, Inc. (A)	831	16,769
YETI Holdings, Inc. (A)	1,072	48,583

		106,504

Life Sciences Tools & Services - 0.2%
Luminex Corp.	617	16,196
NeoGenomics, Inc. (A)	1,581	58,323

		74,519

Machinery - 1.7%
Alamo Group, Inc.	141	15,232
Albany International Corp., Class A	440	21,785
Astec Industries, Inc.	324	17,577
Barnes Group, Inc.	666	23,803

Transamerica ETF Trust	Page 4

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Chart Industries, Inc. (A)	505	$ 35,486
CIRCOR International, Inc. (A)	286	7,822
Enerpac Tool Group Corp.	856	16,101
EnPro Industries, Inc.	294	16,585
ESCO Technologies, Inc.	373	30,049
Federal Signal Corp.	865	25,301
Franklin Electric Co., Inc.	549	32,298
Greenbrier Cos., Inc.	468	13,759
Hillenbrand, Inc.	1,070	30,345
John Bean Technologies Corp.	454	41,718
Lindsay Corp.	155	14,985
Lydall, Inc. (A)	242	4,003
Meritor, Inc. (A)	1,035	21,673
Mueller Industries, Inc.	813	22,000
Proto Labs, Inc. (A)	382	49,469
SPX Corp. (A)	640	29,683
SPX Flow, Inc. (A)	608	26,035
Standex International Corp.	177	10,478
Tennant Co.	264	15,935
Titan International, Inc.	715	2,066
Wabash National Corp.	758	9,066
Watts Water Technologies, Inc., Class A	393	39,359

		572,613

Marine - 0.1%
Matson, Inc.	617	24,735

Media - 0.1%
EW Scripps Co., Class A	817	9,346
Gannett Co., Inc. (B)	1,854	2,410
Meredith Corp.	578	7,583
Scholastic Corp.	428	8,984
TechTarget, Inc. (A)	331	14,551

		42,874

Metals & Mining - 0.4%
Allegheny Technologies, Inc. (A)	1,813	15,809
Arconic Corp. (A)	1,390	26,479
Carpenter Technology Corp.	687	12,476
Century Aluminum Co. (A)	718	5,112
Cleveland-Cliffs, Inc. (B)	5,716	36,697
Haynes International, Inc.	180	3,076
Kaiser Aluminum Corp.	226	12,111
Materion Corp.	291	15,141
Olympic Steel, Inc.	130	1,477
SunCoke Energy, Inc.	1,185	4,053
TimkenSteel Corp. (A)	542	1,924
Warrior Met Coal, Inc.	733	12,520

		146,875

Mortgage Real Estate Investment Trusts - 0.3%
Apollo Commercial Real Estate Finance, Inc.	1,945	17,524
ARMOUR Residential, Inc.	926	8,806
Capstead Mortgage Corp.	1,381	7,761
Granite Point Mortgage Trust, Inc. (B)	791	5,608
Invesco Mortgage Capital, Inc. (B)	2,597	7,038
KKR Real Estate Finance Trust, Inc.	389	6,430
New York Mortgage Trust, Inc.	5,409	13,793
PennyMac Mortgage Investment Trust	1,422	22,852
Ready Capital Corp. (B)	589	6,597
Redwood Trust, Inc.	1,646	12,378

		108,787

Multi-Utilities - 0.1%
Avista Corp.	973	33,199

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.1%
Big Lots, Inc.	511	$ 22,791
Macy’s, Inc. (B)	4,443	25,325

		48,116

Oil, Gas & Consumable Fuels - 0.5%
Bonanza Creek Energy, Inc. (A)	266	5,001
Callon Petroleum Co. (A) (B)	569	2,743
Consol Energy, Inc. (A)	373	1,652
Dorian LPG, Ltd. (A)	482	3,861
Green Plains, Inc. (A)	480	7,430
Gulfport Energy Corp. (A) (B)	2,086	1,100
Laredo Petroleum, Inc. (A) (B)	129	1,264
Matador Resources Co. (A)	1,573	12,993
Oasis Petroleum, Inc. (A) (B)	4,229	1,184
Par Pacific Holdings, Inc. (A)	572	3,872
PBF Energy, Inc., Class A	1,376	7,829
PDC Energy, Inc. (A)	1,426	17,675
Penn Virginia Corp. (A)	217	2,137
QEP Resources, Inc.	3,470	3,133
Range Resources Corp.	3,667	24,276
Renewable Energy Group, Inc. (A)	563	30,075
REX American Resources Corp. (A)	78	5,118
SM Energy Co.	1,524	2,423
Southwestern Energy Co. (A)	8,671	20,377
Talos Energy, Inc. (A) (B)	335	2,161

		156,304

Paper & Forest Products - 0.2%
Boise Cascade Co.	561	22,395
Clearwater Paper Corp. (A)	237	8,992
Glatfelter Corp. (A)	635	8,744
Mercer International, Inc.	566	3,736
Neenah, Inc.	241	9,030
Schweitzer-Mauduit International, Inc.	449	13,645

		66,542

Personal Products - 0.1%
Inter Parfums, Inc.	253	9,449
Medifast, Inc.	168	27,628
USANA Health Sciences, Inc. (A)	172	12,668

		49,745

Pharmaceuticals - 0.4%
AMAG Pharmaceuticals, Inc. (A)	434	4,080
Amphastar Pharmaceuticals, Inc. (A)	524	9,825
ANI Pharmaceuticals, Inc. (A)	137	3,865
Corcept Therapeutics, Inc. (A)	1,489	25,916
Endo International PLC (A)	3,291	10,860
Innoviva, Inc. (A)	900	9,405
Lannett Co., Inc. (A) (B)	490	2,994
Pacira BioSciences, Inc. (A)	612	36,794
Phibro Animal Health Corp., Class A	291	5,063
Supernus Pharmaceuticals, Inc. (A)	754	15,713

		124,515

Professional Services - 0.3%
Exponent, Inc.	739	53,230
Forrester Research, Inc. (A)	157	5,148
Heidrick & Struggles International, Inc.	277	5,443
Kelly Services, Inc., Class A	481	8,196
Korn Ferry	806	23,374

Transamerica ETF Trust	Page 5

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Resources Connection, Inc.	433	$ 5,001
TrueBlue, Inc. (A)	516	7,993

		108,385

Real Estate Management & Development - 0.1%
Marcus & Millichap, Inc. (A)	344	9,467
RE/MAX Holdings, Inc., Class A	260	8,510
Realogy Holdings Corp. (B)	1,653	15,604
St. Joe Co. (A)	447	9,222

		42,803

Road & Rail - 0.3%
ArcBest Corp.	364	11,306
Heartland Express, Inc.	711	13,225
Marten Transport, Ltd.	840	13,709
Saia, Inc. (A)	374	47,176

		85,416

Semiconductors & Semiconductor Equipment - 1.1%
Advanced Energy Industries, Inc. (A)	549	34,554
Axcelis Technologies, Inc. (A)	479	10,538
Brooks Automation, Inc.	1,056	48,851
CEVA, Inc. (A)	317	12,480
Cohu, Inc.	599	10,291
Diodes, Inc. (A)	601	33,927
DSP Group, Inc. (A)	313	4,125
FormFactor, Inc. (A)	1,103	27,498
Ichor Holdings, Ltd. (A)	329	7,097
Kulicke & Soffa Industries, Inc.	886	19,846
MaxLinear, Inc. (A)	953	22,148
Onto Innovation, Inc. (A)	699	20,816
PDF Solutions, Inc. (A)	418	7,821
Photronics, Inc. (A)	940	9,362
Power Integrations, Inc.	856	47,422
Rambus, Inc. (A)	1,629	22,301
SMART Global Holdings, Inc. (A)	197	5,386
Ultra Clean Holdings, Inc. (A)	571	12,254
Veeco Instruments, Inc. (A)	711	8,297

		365,014

Software - 0.7%
8x8, Inc. (A) (B)	1,493	23,216
Agilysys, Inc. (A)	291	7,030
Alarm.com Holdings, Inc. (A)	638	35,249
Bottomline Technologies de, Inc. (A)	554	23,357
Ebix, Inc. (B)	336	6,922
LivePerson, Inc. (A) (B)	881	45,803
MicroStrategy, Inc., Class A (A)	104	15,658
Onespan, Inc. (A)	485	10,166
Progress Software Corp.	645	23,659
SPS Commerce, Inc. (A)	503	39,169
Xperi Holding Corp.	1,553	17,844

		248,073

Specialty Retail - 0.9%
Abercrombie & Fitch Co., Class A	893	12,439
America’s Car-Mart, Inc. (A)	91	7,724
Asbury Automotive Group, Inc. (A)	276	26,896
Barnes & Noble Education, Inc. (A)	432	1,115
Bed Bath & Beyond, Inc. (B)	1,805	27,039
Boot Barn Holdings, Inc. (A) (B)	413	11,622
Buckle, Inc. (B)	410	8,360
Caleres, Inc.	555	5,306
Cato Corp., Class A	296	2,315
Chico’s FAS, Inc.	1,717	1,670

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Children’s Place, Inc. (B)	209	$ 5,925
Conn’s, Inc. (A)	275	2,909
Designer Brands, Inc., Class A	842	4,572
GameStop Corp., Class A (A) (B)	779	7,946
Genesco, Inc. (A)	200	4,308
Group 1 Automotive, Inc.	246	21,744
Guess?, Inc.	537	6,240
Haverty Furniture Cos., Inc.	248	5,193
Hibbett Sports, Inc. (A) (B)	237	9,295
Lumber Liquidators Holdings, Inc. (A)	413	9,107
MarineMax, Inc. (A)	310	7,958
Michaels Cos., Inc. (A) (B)	1,056	10,196
Monro, Inc.	477	19,352
ODP Corp.	754	14,665
Rent-A-Center, Inc.	694	20,744
Shoe Carnival, Inc.	123	4,130
Signet Jewelers, Ltd. (B)	750	14,025
Sleep Number Corp. (A)	397	19,417
Sonic Automotive, Inc., Class A	346	13,895
Zumiez, Inc. (A)	299	8,318

		314,425

Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp. (A) (B)	1,735	8,519
Diebold Nixdorf, Inc. (A) (B)	1,112	8,495

		17,014

Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings, Ltd. (A)	2,153	38,754
Crocs, Inc. (A)	966	41,277
Fossil Group, Inc. (A)	668	3,834
G-III Apparel Group, Ltd. (A)	619	8,115
Kontoor Brands, Inc. (A) (B)	671	16,238
Movado Group, Inc.	237	2,356
Oxford Industries, Inc.	239	9,646
Steven Madden, Ltd.	1,107	21,587
Unifi, Inc. (A)	214	2,748
Vera Bradley, Inc. (A)	316	1,931
Wolverine World Wide, Inc.	1,172	30,284

		176,770

Thrifts & Mortgage Finance - 0.5%
Axos Financial, Inc. (A)	741	17,273
Flagstar Bancorp, Inc.	603	17,867
HomeStreet, Inc.	325	8,372
Meta Financial Group, Inc.	496	9,533
Mr. Cooper Group, Inc. (A)	1,041	23,235
NMI Holdings, Inc., Class A (A)	1,214	21,609
Northfield Bancorp, Inc.	685	6,247
Northwest Bancshares, Inc.	1,830	16,836
Provident Financial Services, Inc.	1,048	12,786
TrustCo Bank Corp.	1,381	7,209
Walker & Dunlop, Inc.	414	21,942

		162,909

Tobacco - 0.1%
Universal Corp.	351	14,700
Vector Group, Ltd.	1,822	17,655

		32,355

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	554	30,525
DXP Enterprises, Inc. (A)	234	3,774
Foundation Building Materials, Inc. (A)	322	5,062
GMS, Inc. (A)	612	14,749

Transamerica ETF Trust	Page 6

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
NOW, Inc. (A)	1,566	$ 7,110
Veritiv Corp. (A)	178	2,254

		63,474

Water Utilities - 0.2%
American States Water Co.	528	39,574
California Water Service Group	707	30,719

		70,293

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	714	31,727
Spok Holdings, Inc.	251	2,387

		34,114

Total Common Stocks (Cost $9,416,077)		9,508,085

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 70.7%
U.S. Treasury - 70.7%
U.S. Treasury Note
0.25%, 09/30/2025	$ 23,403,000	23,370,089

Total U.S. Government Obligation (Cost $23,378,317)		23,370,089

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.3%
Money Market Fund - 0.3%
State Street Institutional Treasury Money Market Fund, 0.03% (D)	92,625	92,625

Total Short-Term Investment Company (Cost $92,625)		92,625

OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (D)	267,017	267,017

Total Other Investment Company (Cost $267,017)		267,017

Total Investments (Cost $33,154,036)		33,237,816
Net Other Assets (Liabilities) - (0.5)%		(169,984)

Net Assets - 100.0%		$ 33,067,832

Transamerica ETF Trust	Page 7

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	2	12/18/2020	$150,233	$150,440	$207	$—

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$9,508,085	$—	$—	$9,508,085
U.S. Government Obligation	—	23,370,089	—	23,370,089
Short-Term Investment Company	92,625	—	—	92,625
Other Investment Company	267,017	—	—	267,017

Total Investments	$9,867,727	$23,370,089	$—	$33,237,816

Other Financial Instruments
Futures Contracts (F)	$207	$—	$—	$207

Total Other Financial Instruments	$207	$—	$—	$207

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $597,400, collateralized by cash collateral of $267,017 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $352,931. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at September 30, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica ETF Trust	Page 8

DeltaShares® S&P 600 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because

The notes are an integral part of this report. Transamerica ETF Trust	Page 9

DeltaShares® S&P 600 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica ETF Trust	Page 10